GOODWILL (Schedule Of Goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Line Items]
Goodwill, beginning balance	$ 3,406	$ 3,356	[1]
Translation differences	371	50
Goodwill, ending balance	3,777	3,406
Location Based Services [Member]
Goodwill [Line Items]
Goodwill, beginning balance	1,562	1,539	[1]
Translation differences	170	23
Goodwill, ending balance	1,732	1,562
Wireless Communications Products [Member]
Goodwill [Line Items]
Goodwill, beginning balance	1,844	1,817	[1]
Translation differences	201	27
Goodwill, ending balance	$ 2,045	$ 1,844

[1]	The accumulated amount of goodwill impairment loss as of December 31, 2017, 2016 and 2015 was US$ 7,098,000.